PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2018	May 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consisted of the following at November 30, 2018 and May 31, 2018.

	November 30,	May 31,
	2018	2018
Office equipment	135,138	2,674
Furniture and fixtures	30,895	-
Leasehold improvements	$802,204	$-
Less: accumulated depreciation	(76,167)	(2,674)
Property, plant, and equipment, net	$892,070	$-

Property, plant and equipment consisted of the following at May 31, 2018 and 2017.

	May 31,	May 31,
	2018	2017
Computer equipment	$2,674	$2,674
Property and equipment, gross	2,674	2,674
Less: accumulated depreciation	(2,674)	(1,784)
Property and equipment, net	$-	$890